Acquisitions, Investments, Dispositions and Assets Held for Sale - Ocen (Details) - OCEN and subsidiaries - MXN ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Proportion of sale of ownership interest in associate	40.00%
Cash consideration received for the disposal of assets and liabilities	$ 5,206,000
Dividends received		$ 350,000	$ 772,400
Assets held for sale		694,239	694,239
Carrying value of investments in OCEN		$ 693,970	$ 693,970